Leases - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Lessee, Lease, Description [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	4 years 6 months		4 years 6 months		4 years 4 months 24 days
Finance Lease, Weighted Average Remaining Lease Term	2 years 9 months 18 days		2 years 9 months 18 days		3 years 3 months 18 days
Operating And Finance Lease Weighted Average Discount Rate, Percent	8.50%		8.50%		8.50%
Lessee, Operating Lease, Term of Contract					12 months
Right Of Use Assets Operating And Finance Lease	$ 1,962		$ 1,962		$ 1,241	$ 1,559	$ 1,560,000
Operating And Finance Lease Liabilities Current	377		377		267	225	$ 1,559,000
Operating Lease Rent Expenses	$ 140,000	$ 78,000	$ 229,000	$ 221,000	$ 434,000	$ 314,000